Cover Page Document	Jun. 15, 2020
Cover [Abstract]
Amendment Flag	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Entity Address, City or Town	Parsippany,
Entity Address, Address Line One	6 Sylvan Way
Entity Address, Postal Zip Code	07054
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Jun. 15, 2020
Entity Central Index Key	0000723612
Entity Registrant Name	Avis Budget Group, Inc.
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Address, State or Province	NJ
City Area Code	(973)
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31